Allspring Funds Management, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203

July 5, 2023

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Allspring Funds Trust (the “Trust”)
Post-Effective Amendment No. 792 to Registration Statement
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Trust hereby certifies that (i) for each fund listed in Exhibit A, the form of prospectuses and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Statement of Additional Information contained in the Trust’s recent post-effective amendment (Post-Effective Amendment No. 792 to Registration Statement No. 333-74295/811-09253) (the “Amendment”); and (ii) the text of the Amendment was filed electronically via EDGAR on June 23, 2023.

If you have any questions or would like further information, please call Maureen Towle at (617) 895-9401.

Sincerely,

/s/ Maureen Towle

Maureen Towle
Senior Counsel

EXHIBIT A

Allspring Funds Trust

Allspring Dynamic Target Today Fund
Allspring Dynamic Target 2015 Fund
Allspring Dynamic Target 2020 Fund
Allspring Dynamic Target 2025 Fund
Allspring Dynamic Target 2030 Fund
Allspring Dynamic Target 2035 Fund
Allspring Dynamic Target 2040 Fund
Allspring Dynamic Target 2045 Fund
Allspring Dynamic Target 2050 Fund
Allspring Dynamic Target 2055 Fund
Allspring Dynamic Target 2060 Fund
Allspring Dynamic Target 2065 Fund